Segment information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment information	Segment information
The assessment of the Group’s performance and the decisions about resources to be allocated are made by the chief operating decision maker, based on the management reporting system of the Group. The Group identified the Chief Executive Officer of the Group as
“chief operating decision maker”. The chief operating decision maker reviews on an aggregated basis the incurred expenses for allocating and evaluating performance of the Group.
The Group operates in a single operating segment: R&D of pharmaceutical products in order to market them in the future.
As of December 31, 2023 and 2024, substantially all operations, assets, liabilities, and losses of the Group were located in France. As of December 31, 2025, the U.S. Subsidiary's contributions to the Group’s liabilities and net losses were less than 10%, and its contribution to the Group's assets were 29% (consisting predominantly of cash and cash equivalents).